J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Current Yield Money Market Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated July 15, 2015

to the Prospectuses, Summary Prospectuses and Statement

of Additional Information dated July 1, 2015

Effective immediately, no purchases of Fund Shares will be accepted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT

OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-CYMM-715